Cover	Dec. 14, 2022
Cover [Abstract]
Entity Registrant Name	REAC GROUP, INC.
Entity Central Index Key	0001520528
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 14, 2022
Entity File Number	000-54845
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-3800845
Entity Address Address Line 1	3400 NW 74th Ave
Entity Address Address Line 2	Unit 1
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33122
City Area Code	305
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	503-1200